Derivatives (Detail 2)	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Jan. 31, 2009 USD ($)	Dec. 31, 2010 Medium Term Note 400 Million Due 2009 USD ($) number	Dec. 31, 2010 Medium Term Note 800 Million Due 2011 USD ($) number	Dec. 31, 2010 Eurobond 750 Million Euros Issued July2007 EUR (€)	Dec. 31, 2010 Interest Rate Swap Eurobond 750 Million Euros Issued July 2007 EUR (€) number	Nov. 30, 2009 Cross currency swap, European subsidiaries, Issued November 2006 USD ($) number	Sep. 30, 2009 Cross currency swap, Japanese subsidiaries, Issued September 2006 USD ($) number	Dec. 31, 2010 Foreign currency denominated debt, Issued July 2007 EUR (€) number	Dec. 31, 2010 Foreign currency denominated debt, Issued December 2007 EUR (€) number
Fair value hedges gain (loss)
Gain (loss) on derivative recognized in income, fair value hedges, interest rate swap contracts	$ (16,000,000)	$ 16,000,000
Gain (loss) on derivative recognized in income, fair value hedges	(16,000,000)	16,000,000
Gain (loss) on hedged item recognized in income, fair value hedges, interest rate swap contracts	16,000,000	(16,000,000)
Gain (loss) on hedged item recognized in income, fair value hedges	16,000,000	(16,000,000)
Fair value hedges or net investment hedges
Dollar equivalent gross notional amount, interest rate swaps designated as fair value hedges	1,100,000,000			400,000,000	800,000,000		400,000,000
Length of term (in years)				3	3		7	3	3	7	7
Face amount					800,000,000	750,000,000				750,000,000	275,000,000
Number of fixed-to-floating interest rate swaps					2
Interest rate, stated percentage					4.50%
Notional amount, foreign currency forward contracts designated as fair value hedges			255,000,000
Notional amount, net investment hedges								200,000,000	300,000,000
Notional amount terminated in August 2010						150,000,000
Gain (loss) on termination of fixed-to-floating interest rate swap will be amortized over this debt's remaining life						€ 18,000,000